Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information - List of Subsidiaries (Table)

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	Deadweight (“DWT”)	Date acquired by the Partnership	Date acquired by Capital Maritime & Trading Corp. (“CMTC”) or CGC Operating Corp. (“CGC”)
Capital Product Operating LLC	01/16/2007	—	—	—	—
CPLP Shipping Holdings PLC	08/14/2021	—	—	—	—
CPLP Gas Operating Corp.	08/24/2021	—	—	—	—
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (1)	108,892	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (1)	108,892	12/22/2012	06/22/2012
Anax Container Carrier S.A.	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A.	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Dias Container Carrier S.A.	05/16/2013	M/V Akadimos (ex CMA CGM Amazon)	115,534	06/10/2015	06/10/2015
Poseidon Container Carrier S.A.	05/16/2013	M/V Adonis (ex CMA CGM Uruguay) (2)	115,639	09/18/2015	09/18/2015
Atrotos Container Carrier S.A.	10/25/2013	M/V CMA CGM Magdalena (2)	115,639	02/26/2016	02/26/2016
Deka Container Carrier S.A.	03/28/2017	M/V Athenian	118,834	01/22/2020	04/28/2017
Jupiter Container Carrier S.A.	03/28/2017	M/V Athos	118,888	01/23/2020	05/19/2017
Nikitis Container Carrier S.A.	03/28/2017	M/V Aristomenis	118,712	01/23/2020	06/27/2017
Neos Container Carriers Corp.	09/04/2020	M/V Long Beach Express (3)	68,618	02/25/2021	01/07/2021
Maistros Container Carriers Corp.	09/04/2020	M/V Seattle Express (3)	68,411	02/25/2021	01/07/2021
Filos Container Carriers Corp.	09/04/2020	M/V Fos Express (3)	68,579	02/25/2021	01/07/2021
Panormos Container Carrier S.A.	12/17/2020	M/V Manzanillo Express (4)	142,411	10/12/2022	10/12/2022
Assos Gas Carrier Corp.	07/16/2018	LNG/C Aristos I (3)	81,978	09/03/2021	11/12/2020
Dias Gas Carrier Corp.	07/16/2018	LNG/C Aristarchos (3)	81,956	09/03/2021	06/15/2021
Atrotos Gas Carrier Corp.	07/16/2018	LNG/C Aristidis I (3)	81,898	12/16/2021	01/04/2021
Poseidon Gas Carrier Corp.	07/16/2018	LNG/C Attalos (3)	81,850	11/18/2021	08/13/2021
Maximus Gas Carrier Corp.	04/10/2019	LNG/C Asklipios (3)	81,882	11/18/2021	09/29/2021
Kronos Gas Carrier Corp.	02/04/2019	LNG/C Adamastos (3)	82,095	11/29/2021	08/23/2021

(1)	Vessels were disposed in 2022
(2)	Vessels were disposed in 2021
(3)	Vessels were acquired in 2021
(4)	Vessel was acquired in 2022